Leases - Schedule of Lease Cost (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lease Cost [Line Items]
Operating lease cost	$ 29,564
Amortization of right-of-use assets	653
Interest on lease liabilities	557
Short-term lease costs	307
Total	$ 31,081